Operating Leases, as Lessee (Tables)	12 Months Ended
Dec. 31, 2013
Customer Leases, as Lessor [Abstract]
Future Non-cancellable Minimum Rental Payments Required Under Operating Leases and/or Licenses

The future non-cancellable minimum rental payments required under operating leases and/or licenses at December 31, 2013 are as follows (in thousands):

Year Ending December 31,
2014...	$ 5,464
2015...	5,470
2016...	5,545
2017...	5,618
2018...	5,618
Thereafter...	67,547

Total...	$ 95,262